Finance expense and income	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Finance expense and income
11. Finance expense and income

For the year ended 31 December Million US dollar	2025	2024 1	2023¹

Interest expense	(3 194)	(3 437)	(3 696)

Interest income	511	591	565

Interest income on Brazilian tax credits	117	142	168
Net interest income/(expense)	(2 566)	(2 704)	(2 963)

Accretion expense	(747)	(722)	(808)

Interest on pensions	(74)	(89)	(90)
Accretion expense and interest on pensions	(821)	(811)	(898)

Net foreign exchange gains/(losses)	(386)	(147)	(353)

Net gains/(losses) on hedging instruments	(310)	(312)	(613)

Bank fees, taxes and other financial expense	(221)	(392)	(231)

Other financial income	25	8	25
Other financial results	(893)	(843)	(1 172)

Net finance income/(expense) excluding exceptional items	(4 280)	(4 358)	(5 033)

Exceptional finance income/(expense)	(185)	(995)	(69)

Net finance income/(expense)	(4 465)	(5 353)	(5 102)
In 2025, accretion expense included the unwind of discount on payables of 423m US dollar (2024: 441m US dollar; 2023: 480m US dollar), interest on lease liabilities of 144m US dollar (2024: 142m US dollar; 2023: 156m US dollar), bond fees and interest on provisions of 152m US dollar (2024: 116m US dollar; 2023: 116m US dollar), and deferred consideration on acquisitions of 29m US dollar (2024: 23m US dollar; 2023: 54m US dollar).
Interest expense is presented net of the impact of interest rate derivatives used to hedge AB InBev’s interest rate risk. Information on these instruments, as well as on net foreign exchange gains/(losses) and net gains/(losses) on hedging instruments, can be found in Note 27
Risks arising from financial instruments
.
Exceptional finance income/(expense) included:

•
(213)m US dollar loss resulting from mark-to-market adjustments on derivative instruments related to the hedging of share-based payment programs and on derivative instruments entered into to hedge the shares issued in relation to the combinations with Grupo Modelo and SAB (2024: (1 211)m US dollar loss; 2023: (325)m US dollar loss);

•	28m US dollar gain related to the completion of tender offers of notes issued by the company and certain of its subsidiaries (2024: 263m US dollar gain; 2023: 239m US dollar gain); and
•
(66)m US dollar loss resulting from the impairment of financial investments and 18m US dollar gain related to the remeasurement of deferred considerations on prior year acquisitions, in 2024 (2023: 17m US dollar gain related to the remeasurement of deferred considerations on prior year acquisitions).

Interest income arises from the following financial assets:

Million US dollar	2025	2024	2023

Cash and cash equivalents	463	559	537
Investments in debt securities held for trading	38	23	10
Other loans and receivables	10	9	19
Total	511	591	565
Interest income on other loans and receivables includes interest accrued on cash deposits held as guarantees for certain legal proceedings pending resolution. No interest income was recognized on impaired financial assets.

1
Amended to conform to the 2025 presentation.